Note 9 - Retail Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Repurchase Agreements Disclosure [Abstract]
Schedule of Repurchase Agreements [Table Text Block]
(Dollars in thousands)	2014	2013

Outstanding balance at year end	$0	$9,310
Weighted average interest rate at year end	0.00%	0.26%
Weighted average interest rate during the year	0.26%	0.25%
Average daily balance	$4,601	$11,015
Maximum month-end balance during the year	$10,617	$13,041

Debt securities underlying the agreements at December 31:
Amortized cost	$0	$13,322
Fair value	$0	$12,920